                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q/A

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:  1/31
Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE INCOME BUILDER SERIES

                                AT APRIL 30, 2008



RiverSource Income Builder Basic Income Fund

APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN AFFILIATED FUNDS




FIXED INCOME FUNDS (62.4%)(b)
                                                       SHARES                VALUE(a)
FLOATING RATE (7.1%)
RiverSource Floating Rate Fund                        2,499,543           $22,545,876
-------------------------------------------------------------------------------------


GLOBAL BOND (7.6%)
RiverSource Global Bond Fund                          3,456,424            24,160,401
-------------------------------------------------------------------------------------


HIGH YIELD (2.6%)
RiverSource High Yield Bond Fund                      3,072,531             8,388,009
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (9.1%)
RiverSource Inflation Protected Securities
 Fund                                                 2,815,004            28,994,539
-------------------------------------------------------------------------------------


INTERNATIONAL (5.2%)
RiverSource Emerging Markets Bond Fund                1,625,877            16,405,101
-------------------------------------------------------------------------------------


INVESTMENT GRADE (30.8%)
RiverSource Diversified Bond Fund                     2,458,802            11,802,251
RiverSource U.S. Government Mortgage Fund            17,285,040            86,425,198
                                                                      ---------------
Total                                                                      98,227,449
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $200,530,859)                                                     $198,721,375
-------------------------------------------------------------------------------------



EQUITY FUNDS (25.4%)(b)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (9.2%)
RiverSource Dividend Opportunity Fund                 3,431,788           $29,170,200
-------------------------------------------------------------------------------------


INTERNATIONAL (4.3%)
RiverSource Disciplined International Equity
 Fund                                                 1,212,575            13,592,971
-------------------------------------------------------------------------------------


U.S. LARGE CAP (9.3%)
RiverSource Disciplined Equity Fund                   4,510,674            29,815,554
-------------------------------------------------------------------------------------


U.S. SMALL CAP (2.6%)
RiverSource Disciplined Small Cap Value Fund            940,913             8,270,625
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $84,663,803)                                                       $80,849,350
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.0%)(b)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,307,359           $12,733,675
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $13,498,197)                                                       $12,733,675
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (8.1%)(b)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     25,621,664           $25,621,664
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $25,621,664)                                                       $25,621,664
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $324,314,523)(c)                                                  $317,926,064
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(c) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $324,315,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $2,097,000
Unrealized depreciation                                                      (8,486,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(6,389,000)
---------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
1  RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

RiverSource Income Builder Basic Income Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov.15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                   FAIR VALUE AT APRIL 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $317,926,064          $--             $--        $317,926,064



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

RiverSource Income Builder Enhanced Income Fund
APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



FIXED INCOME FUNDS (66.0%)(b)
                                                       SHARES                VALUE(a)
FLOATING RATE (20.5%)
RiverSource Floating Rate Fund                        7,202,184           $64,963,700
-------------------------------------------------------------------------------------


GLOBAL BOND (8.0%)
RiverSource Global Bond Fund                          3,611,377            25,243,522
-------------------------------------------------------------------------------------


HIGH YIELD (10.3%)
RiverSource High Yield Bond Fund                     11,976,196            32,695,014
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (7.5%)
RiverSource Inflation Protected Securities
 Fund                                                 2,292,921            23,617,085
-------------------------------------------------------------------------------------


INTERNATIONAL (12.8%)
RiverSource Emerging Markets Bond Fund                4,029,457            40,657,220
-------------------------------------------------------------------------------------


INVESTMENT GRADE (6.9%)
RiverSource Diversified Bond Fund                       682,439             3,275,709
RiverSource U.S. Government Mortgage Fund             3,724,279            18,621,396
                                                                      ---------------
Total                                                                      21,897,105
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $219,544,933)                                                     $209,073,646
-------------------------------------------------------------------------------------



EQUITY FUNDS (26.5%)(b)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (11.6%)
RiverSource Dividend Opportunity Fund                 4,314,904           $36,676,685
-------------------------------------------------------------------------------------


INTERNATIONAL (7.9%)
RiverSource Disciplined International Equity
 Fund                                                 2,236,555            25,071,786
-------------------------------------------------------------------------------------


U.S. LARGE CAP (5.0%)
RiverSource Disciplined Equity Fund                   2,385,432            15,767,709
-------------------------------------------------------------------------------------


U.S. SMALL CAP (2.0%)
RiverSource Disciplined Small Cap Value Fund            730,996             6,425,455
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $87,985,925)                                                       $83,941,635
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.0%)(b)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,310,374           $12,763,045
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $13,324,438)                                                       $12,763,045
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.5%)(b)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     11,197,168           $11,197,168
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $11,197,168)                                                       $11,197,168
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $332,052,464)(c)                                                  $316,975,494
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(c) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $332,052,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $1,616,000
Unrealized depreciation                                                      (16,693,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(15,077,000)
----------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
3  RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

RiverSource Income Builder Enhanced Income Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov.15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                   FAIR VALUE AT APRIL 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $316,975,494          $--             $--        $316,975,494



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

RiverSource Income Builder Moderate Income Fund
APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



FIXED INCOME FUNDS (65.5%)(b)
                                                       SHARES                VALUE(a)
FLOATING RATE (17.2%)
RiverSource Floating Rate Fund                       11,908,370          $107,413,497
-------------------------------------------------------------------------------------


GLOBAL BOND (7.8%)
RiverSource Global Bond Fund                          6,977,410            48,772,098
-------------------------------------------------------------------------------------


HIGH YIELD (5.1%)
RiverSource High Yield Bond Fund                     11,590,929            31,643,237
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (8.6%)
RiverSource Inflation Protected Securities
 Fund                                                 5,189,287            53,449,654
-------------------------------------------------------------------------------------


INTERNATIONAL (6.0%)
RiverSource Emerging Markets Bond Fund                3,696,853            37,301,242
-------------------------------------------------------------------------------------


INVESTMENT GRADE (20.8%)
RiverSource Diversified Bond Fund                     4,018,485            19,288,728
RiverSource U.S. Government Mortgage Fund            22,168,494           110,842,471
                                                                      ---------------
Total                                                                     130,131,199
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $421,562,524)                                                     $408,710,927
-------------------------------------------------------------------------------------



EQUITY FUNDS (29.3%)(b)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (12.9%)
RiverSource Dividend Opportunity Fund                 9,386,016           $79,781,135
-------------------------------------------------------------------------------------


INTERNATIONAL (6.2%)
RiverSource Disciplined International Equity
 Fund                                                 3,469,373            38,891,670
-------------------------------------------------------------------------------------


U.S. LARGE CAP (8.7%)
RiverSource Disciplined Equity Fund                   8,248,257            54,520,976
-------------------------------------------------------------------------------------


U.S. SMALL CAP (1.5%)
RiverSource Disciplined Small Cap Value Fund          1,057,895             9,298,896
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $191,987,059)                                                     $182,492,677
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.0%)(b)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          2,553,696           $24,872,995
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $26,236,810)                                                       $24,872,995
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.2%)(b)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      7,477,586            $7,477,586
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $7,477,586)                                                         $7,477,586
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $647,263,979)(c)                                                  $623,554,185
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(b) Investments in Underlying Affiliated Funds -- See Note 6 to the financial statements in the most recent Annual Report dated Jan. 31, 2008.

(c) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $647,264,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $2,605,000
Unrealized depreciation                                                      (26,315,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(23,710,000)
----------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
5  RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

RiverSource Income Builder Moderate Income Fund

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov.15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2008:

                                                                   FAIR VALUE AT APRIL 30, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $623,554,185          $--             $--        $623,554,185



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30,
2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Income Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 18, 2008


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date July 18, 2008